Stockholders' equity (Details) (USD $)	1 Months Ended					6 Months Ended	12 Months Ended
	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Jun. 30, 2011	Dec. 31, 2010
Stockholders Equity
Number of Votes per common and preferred class A stock share per person						one vote
Number of preferred special shares held with The Brazilian Government (in shares)						12
Mandatory minimum dividend of annual adjusted net income under Brazilian GAAP, Common stockholders (as a percent)						0.25
Mandatory minimum dividend of annual adjusted net income under Brazilian GAAP, Preferred stockholders (as a percent)						0.25
Minimum Dividend percentage for preferred stockholders of the preferred capital (as a percent)						0.06
Dividend percentage for preferred stockholders if greater than 6% (as a percent)						0.03
Extraordinary payment of interest on capital in total gross amount	$ 2,000,000,000	$ 1,000,000,000
Extraordinary payment of interest on capital per outstanding shares (in dollars per share)	$ 0.383268113	$ 0.191634056
Approval of second tranche of the minimum dividend			1,250,000,000,000
Amount of additional dividends distributed			500,000,000
Amount of shares held in treasury for subsequent sale or cancellation				2,000,000,000
Number of Common stock shares held in treasury (in shares)				64,810,513
Number of Preferred shares held in treasury				98,367,748
Common shares acquired (in shares)							21,682,700
Preferred shares acquired (in shares)							48,197,700
Number of treasury stocks used for conversion (in shares)					75,435,238
Adjustments in additional paid in capital related to note conversion					$ 1,379,000,000
Common stock | Rio and Rio P
Stockholders Equity
Number of converted shares (in shares)					49,305,205
Rio and Rio P | Preferred Class A
Stockholders Equity
Number of converted shares (in shares)					26,130,033